PAPP STOCK FUND, INC.
                         PAPP AMERICA-ABROAD FUND, INC.
                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                           (COLLECTIVELY, THE "FUNDS")

                       SUPPLEMENT DATED SEPTEMBER 18, 2003
                                       TO
                          PROSPECTUS DATED MAY 1, 2003

REORGANIZATION

On September 18, 2003, L. Roy Papp & Associates, LLP ("Papp"), each Fund's investment adviser, entered into a Transfer Agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer"). Under the Agreement, Pioneer has agreed to purchase certain of Papp's assets and Papp has agreed to facilitate the transfer of overall management of the Funds to Pioneer (the "Transaction"). Papp has agreed to recommend to each Fund's Board of Directors that they approve an Agreement and Plan of Reorganization (the "Plan"), in which each Fund would transfer all of its assets and liabilities to a separate series (a "New Fund") of a newly-created trust, Pioneer Series Trust II, for shares of equal value of the New Fund in a tax-free exchange. The Agreement contemplates that Pioneer will be the investment manager of each New Fund and Papp will be the sub-adviser of each New Fund. The current portfolio managers of the Funds will continue to be responsible for the day-to-day management of the New Funds. It is also anticipated that each New Fund will have the same investment objective as its respective Fund.

The Transaction cannot be consummated unless (i) the Board of Directors of each Fund approves the Plan, (ii) stockholders of each Fund approve the Plan and
(iii) each party to the Agreement satisfies certain other conditions. The Board of Directors of each Fund is expected to meet to consider the Plan before the end of September, 2003. If the Board of your Fund approves the Plan, you will receive a prospectus/proxy statement that describes the Transaction and the Plan in more detail, and that will seek approval of the Plan by the shareholders of the Fund.

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2002, assets under management were approximately $108 billion worldwide, including over $22 billion in assets under management by Pioneer.

Subject to the receipt of the necessary Board and stockholder approvals and the satisfaction of other conditions contained in the Agreement, it is anticipated that the closing of the Transaction will occur during the fourth quarter of 2003.

ANNUAL FUND OPERATING EXPENSES

The table on page 2 entitled "ANNUAL FUND OPERATING EXPENSES" is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES

Deducted from Fund assets.

Management fees............................................................1.00%
Distribution (12b-1) fees..................................................None
Other expenses.............................................................0.14%
Total annual Fund operating expenses.......................................1.14%


The table on page 5 entitled "ANNUAL FUND OPERATING EXPENSES" is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES

Deducted from Fund assets.

Management fees............................................................1.00%
Distribution (12b-1) fees..................................................None
Other expenses.............................................................0.18%
Total annual Fund operating expenses.......................................1.18%

                            THE PAPP FAMILY OF FUNDS

                       Statement of Additional Information
                       -----------------------------------

                                   May 1, 2003
                     as Supplemented on September 18, 2003

                       6225 North 24th Street - Suite #150
                             Phoenix, Arizona 85016
                                 (602) 956-1115
                                 (800) 421-4004

                                               Email: invest@roypapp.com
                                                Internet: http://www.roypapp.com

--------------------------------------------------------------------------------

         This Statement of Additional Information relates to Papp Stock Fund, Inc., Papp America-Abroad Fund, Inc., Papp America-Pacific Rim Fund, Inc., Papp Focus Fund, Inc. and Papp Small & Mid-Cap Growth Fund, Inc. (each a "Fund" and collectively the "Funds"). This Statement of Additional Information is not a prospectus, but provides information that should be read in conjunction with the Funds' prospectus dated May 1, 2003 and any supplement to the prospectus. You may obtain free copies of the prospectus by writing or calling the Funds at the address or telephone number shown above.

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                Table of Contents

                                                                            Page

Information about the Funds and Their Shares...................................2
Investment Policies............................................................3
Investment Restrictions........................................................3
Investment Adviser.............................................................7
Management of the Funds........................................................8
Code of Ethics................................................................12
Principal Shareholders........................................................12
Portfolio Transactions and Brokerage..........................................13
Performance Information.......................................................15
Purchasing and Redeeming Shares...............................................18
Additional Tax Information....................................................19
Custodian.....................................................................19
Transfer Agent................................................................19
Independent Auditors..........................................................20
Financial Statements..........................................................20

--------------------------------------------------------------------------------

Information about the Funds and Their Shares
--------------------------------------------

         Each Fund is an open-end management investment company that is organized as a Maryland Corporation. All of the Funds are diversified except Focus Fund, which is non-diversified. Papp Stock Fund, Inc. was incorporated on September 15, 1989 and commenced operations on November 29, 1989. Prior to April 1999, Papp Stock Fund, Inc. was named The L. Roy Papp Stock Fund, Inc. Papp America-Abroad Fund, Inc. was incorporated on August 15, 1991, and commenced operations on December 6, 1991. Papp America-Pacific Rim Fund, Inc. was incorporated on December 18, 1996 and commenced operations on March 14, 1997. Papp Focus Fund, Inc. was incorporated on December 17, 1997 and commenced operations on March 2, 1998. Papp Small & Mid-Cap Growth Fund, Inc. was incorporated on September 14, 1998 and commenced operations on December 15, 1998. L. Roy Papp & Associates, LLP (the "Adviser") provides investment advisory services to the Funds.


         On September 18, 2003, the Adviser entered into a Transfer Agreement (the "Agreement") with Pioneer Investment Management, Inc. ("Pioneer"). Under the Agreement, Pioneer has agreed to purchase certain of the Adviser's assets and the Adviser has agreed to facilitate the transfer of overall management of each of the Funds other than the Focus Fund (the "Subject Funds") to Pioneer (the "Transaction"). The Adviser has agreed to recommend to each Subject Fund's Board of Directors that they approve an Agreement and Plan of Reorganization (the "Plan"), in which each Subject Fund would transfer all of its assets and liabilities to a separate series (a "New Fund") of a newly-created trust, Pioneer Series Trust II, for shares of equal value of the New Fund in a tax-free exchange. The Agreement contemplates that Pioneer will be the investment manager of each New Fund and the Adviser will be the sub-adviser of each New Fund. The current portfolio managers of the Subject Funds will continue to be responsible for the day-to-day management of the New Funds. It is also anticipated that each New Fund will have the same investment objective as its respective Subject Fund.

         The Transaction cannot be consummated unless (i) the Board of Directors of each Subject Fund approves the Plan, (ii) stockholders of each Subject Fund approve the Plan and (iii) each party to the Agreement satisfies certain other conditions. The Board of Directors of each Subject Fund is expected to meet to consider the Plan before the end of September, 2003. If the Board of your Fund approves the Plan, you will receive a prospectus/proxy statement that describes the Transaction and the Plan in more detail, and that will seek approval of the Plan by the shareholders of the Fund.

         Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2002, assets under management were approximately $108 billion worldwide, including over $22 billion in assets under management by Pioneer.

         Subject to the receipt of the necessary Board and stockholder approvals and the satisfaction of other conditions contained in the Agreement, it is anticipated that the closing of the Transaction will occur during the fourth quarter of 2003.

         Each share of capital stock of a Fund, $.01 par value, is entitled to share pro rata in any dividends and other distributions on shares of that Fund declared by its Board of Directors, to one vote per share in elections of directors and other matters presented to shareholders, and to equal rights per share in the event of liquidation.

         According to Maryland law and each Fund's bylaws, the Funds are not required to hold annual meetings of shareholders unless required to do so under the Investment Company Act of 1940 (the "1940 Act"). A Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of that Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the 1940 Act concerning assistance with a record shareholder communication asking other record shareholders to join in that request.

Investment Policies
-------------------

         The Funds invest with the objective of long-term capital growth. A Fund's investment objective may not be changed without the approval of a majority of that Fund's outstanding shares. The investment objectives of the Funds are more fully described in the prospectus under the caption of "Investment Objective" for each Fund and under the caption "Investment Objectives and Methods." The primary manner in which the Funds pursue their investment objectives is discussed in the prospectus under the captions "Investment Objectives and Methods" and "Risk Factors."

         Temporary Investments. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies. If a Fund's Adviser believes a temporary defensive position is necessary in view of market conditions, the Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations. Taking a temporary defensive position may prevent a Fund from achieving its investment objective.

         Portfolio Turnover. Each of the Stock Fund, America-Abroad Fund and America-Pacific Rim Fund expects that its annual portfolio turnover rate will not exceed 25% under normal conditions, a turnover rate less than that of most mutual funds that invest primarily in common stocks. Each of the Focus Fund and Small & Mid-Cap Growth Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions, a turnover rate less than that of most mutual funds that invest primarily in a small number of securities or in small and mid-capitalization securities, respectively. However, there can be no assurance that the Funds will not exceed this rate, and the portfolio turnover rate may vary from year to year. In particular, the turnover rate of Focus Fund may vary significantly from year to year because of the need to maintain the portfolio diversification required by the Internal Revenue Code and the small number of portfolio holdings.

Investment Restrictions
-----------------------

         Each Fund has adopted certain fundamental investment restrictions that may not be changed without the approval of a majority of that Fund's outstanding shares. The Funds' fundamental investment restrictions are as follows:

         PAPP STOCK FUND AND PAPP AMERICA-ABROAD FUND

         Neither Fund may:

         1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets (valued at such time) in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

         2. Acquire securities of any one issuer that at time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

         3. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

         4. Invest more than 5% of its assets (valued at time of investment) in securities that are not readily marketable;

         5. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

         6. Invest in repurchase agreements or reverse repurchase agreements;

         7. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization [in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund];

         8. Purchase or retain securities of a company if all of the directors and officers of the Fund and of its investment adviser who individually own beneficially more than1/2% of the securities of the company collectively own beneficially more than 5% of such securities;

         9. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing (the Fund will not purchase additional securities when its borrowings exceed 5% of the value of its assets);

         10. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 15% of its assets at cost;

         11. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that Act with respect to such resale;

         12. Purchase or sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

         13. Purchase or sell commodities, commodity contracts or options;

         14. Make margin purchases or short sales of securities;

         15. Invest in companies for the purpose of management or the exercise of control;

         16. Make loans (but this restriction shall not prevent the Fund from investing in debt securities, subject to the 5% limitation stated in restriction 4 above);

         17. Invest in or write puts, calls, straddles or spreads;

         18. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration; and

         19. Invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges.

PAPP AMERICA-PACIFIC RIM FUND, PAPP FOCUS FUND AND PAPP SMALL & MID-CAP GROWTH FUND

No Fund may:

         1. (for Papp America-Pacific Rim Fund and Papp Small & Mid-Cap Growth Fund only) To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets (valued at such time) in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

         2. Acquire securities of any one issuer that at time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

         3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

         4. (for Papp America-Pacific Rim Fund only) Invest in repurchase agreements or reverse repurchase agreements;

         5. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing (the Fund will not purchase additional securities when its borrowings exceed 5% of the value of its assets);

         6. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that Act with respect to such resale;

         7. Purchase or sell commodities, commodity contracts or options;

         8. Make margin purchases or short sales of securities;

         9. Invest in companies for the purpose of management or the exercise of control;

         10. (for Papp America-Pacific Rim Fund only) Make loans (but this restriction shall not prevent the Fund from investing in debt securities, subject to the 5% limitation stated in restriction 5 above);

                  (for Focus Fund and Papp Small & Mid-Cap Growth Fund only) Make loans (but this restriction shall not prevent the Fund from investing in debt securities); and

         11. Issue any senior security except to the extent permitted under the 1940 Act.

         Each Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

         a. (For Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small and Mid-Cap Growth Fund only) Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

         b. (For Papp America-Pacific Rim Fund and Papp Focus Fund only) Invest more than 5% of its assets (valued at time of investment) in securities that are not readily marketable;

         c. (For Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small and Mid-Cap Growth Fund only) Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization [in addition to this investment restriction, the 1940 Act provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund;

         d. (For Papp Stock Fund only) Under normal circumstances, invest less than 80% of its net assets at the time of investment (plus any borrowings) in common stocks;

         e. (For Papp America-Abroad Fund only) Under normal circumstances, invest less than 80% of its net assets at the time of investment (plus any borrowings) in common stocks of U.S. companies that have substantial international activities, and in common stocks of foreign companies that are traded in the U.S.;

         f. (For Papp America-Pacific Rim Fund only) Under normal circumstances, invest less than 80% of its net assets at the time of investment (plus any borrowings) in common stocks of companies that have substantial sales to, and receive significant income from, countries within the Pacific Rim; and

         g. (For Papp Small & Mid-Cap Fund only) Under normal circumstances, invest less than 80% of its net assets at the time of investment (plus any borrowings) in common stocks of small and mid-capitalization companies determined at the time of investment.

         A Fund (other than Papp Focus Fund) will notify shareholders at least sixty (60) days prior to any change in its 80% policy (enumerated in paragraphs d through g above). In addition, neither Papp Stock Fund nor Papp America-Abroad Fund intends to issue any senior security except to the extent permitted under the 1940 Act. None of Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small & Mid-Cap Growth Fund intends to purchase or sell real estate or interests in real estate, although each may invest in marketable securities of enterprises that invest in real estate or interests in real estate.

Investment Adviser
------------------

         L. Roy Papp & Associates, LLP provides investment advisory and management services to the Funds. The Adviser is an Arizona limited liability partnership owned and controlled by its partners, of whom there were eleven at the date of this Statement of Additional Information: L. Roy Papp, Harry A. Papp, Robert L. Mueller, Rosellen C. Papp, Jeffrey N. Edwards, Victoria S. Cavallero, Julie A. Hein, Jane E. Couperus, John L. Stull, Russell A. Biehl and Timothy K. Hardaway. L. Roy Papp owns a majority interest in the partnership.

         Subject to the overall authority of each Fund's Board of Directors, the Adviser furnishes continuous investment supervision and management to the Funds under an investment advisory agreement. As compensation for its investment advisory and administrative services, the Adviser receives from each Fund, a monthly fee, at an annual rate of 1% of that Fund's average daily net assets. The Adviser has agreed to reimburse the Funds to the extent a Fund's total annual expenses, excluding taxes, interest and extraordinary litigation expenses, during any of its fiscal years, exceed 1.25% of its average daily net asset value in such year.

         The table below shows gross advisory fees paid by the Funds and any expense reimbursements by the Adviser to them, which are described in the prospectus.

                                     FEES PAID DURING         FEES PAID DURING          FEES PAID DURING
                                        YEAR ENDED               YEAR ENDED                YEAR ENDED
             FUND                   DECEMBER 31, 2002        DECEMBER 31, 2001         DECEMBER 31, 2000
             ----                   -----------------        -----------------         -----------------
Papp Stock Fund
     Advisory Fee                          $638,771                 $818,013                $1,051,489

Papp America-Abroad Fund
     Advisory Fee                          $777,766               $1,276,634                $2,134,014

Papp America-Pacific Rim Fund
     Advisory Fee
     Reimbursement                         $125,287                 $151,795                  $188,319
                                            $33,496                  $22,412                   $12,415
Papp Focus Fund
     Advisory Fee                           $19,311                  $25,713                   $37,046
     Reimbursement                          $19,311                  $25,713                   $24,499

Papp Small & Mid-Cap Growth
     Fund
     Advisory Fee                          $130,219                  $80,072                   $55,325
     Reimbursement                          $41,393                  $35,841                   $35,495

         Under the Advisory Agreements, the Adviser furnishes at its own expense office space to the Funds and all necessary office facilities, equipment, and personnel for managing the assets of the Funds. The Adviser also pays all expenses of marketing shares of the Funds, all expenses in determination of daily price computations, placement of securities orders and related bookkeeping.

         The Funds pay all expenses incident to their operations and business not specifically assumed by the Adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Funds under the 1940 Act and registration of their shares under the Securities Act of 1933; and complying with the securities laws of certain states.

         The Advisory Agreements provide that the Adviser shall not be liable for any loss suffered by the Funds or their shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreements.

         The Advisory Agreements may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of each Fund who are not "interested persons" of the Fund or the Adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. At a meeting of the Board of Directors of the Funds held on September 6, 2002, called in part for the purpose of voting on the renewal of the Advisory Agreements, the Advisory Agreements were renewed through September 24, 2003 by the unanimous vote of the directors present at the meeting, and the unanimous vote of the "non-interested" directors of the Funds voting separately. The directors considered, among other things, the financial condition of the Adviser, the terms of the Advisory Agreements, the Adviser's personnel and method of analysis, the nature and quality of services provided by the Adviser, the profitability to the Adviser of its relationship with the Funds, fall-out benefits from that relationship, economies of scale and comparative fees and expense ratios. The Advisory Agreements will terminate automatically in the event of their assignment (as defined in the 1940 Act).

         The Adviser has entered into an agreement with Pioneer, under which Pioneer has agreed to purchase certain of the Adviser's assets and the Adviser has agreed to facilitate the transfer of overall management of the Subject Funds to Pioneer. For more information on the agreement, see page 2 of this SAI.

Management of the Funds
-----------------------

         The Board of Directors has overall responsibility for the conduct of each Fund's affairs. Directors hold office until the next meeting of shareholders called for the election of directors and until their successors are elected and qualified. The Funds are not required to hold meetings of shareholders. A Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. Shareholders may remove a director, with or without cause, by the vote of a majority of all the votes entitled to be cast for the election of directors.

         The names of the directors and officers of each Fund, the date each was first elected or appointed to office, their principal business occupations during the last five years, the number of portfolios each oversees and other directorships they have held, are shown below.

                                                                                         NUMBER OF
   NAME, POSITION(S) AND       DATE FIRST ELECTED OR     PRINCIPAL OCCUPATION(S)    PORTFOLIOS IN FUND       OTHER
   AGE AT JANUARY 1, 2003       APPOINTED TO OFFICE       DURING PAST FIVE YEARS     COMPLEX OVERSEEN    DIRECTORSHIPS
   ----------------------       -------------------       ----------------------     -----------------   -------------

DIRECTORS WHO ARE INTERESTED PERSONS OF THE FUNDS1:

L. Roy Papp, 2 75                         1989          Partner, L. Roy Papp &          Five                None
Chairman and Director                                   Associates, LLP.

Harry A. Papp, 2,3 48                     1989          Partner, L. Roy Papp &          Five                None
President and Director                                  Associates, LLP.

Robert L. Mueller, 2 74                   1989          Partner, L. Roy Papp &          Five                None
Vice President, Secretary and                           Associates, LLP.
Director

Rosellen C. Papp, 2,3 48                  1989          Partner, L. Roy Papp &          Five                None
CFA, Vice President, Treasurer                          Associates, LLP.
and Director

Julie A. Hein, 2 40                     1991 and        Partner, L. Roy Papp &          Five                None
Vice President, Assistant            2003 (Director)    Associates, LLP.
Treasurer and Director


DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS1:

James K. Ballinger, 53                    1989          Director, Phoenix Art Museum.   Five                None
Director

Amy S. Clague, 70                         1989          Private investor since 2000;    Five                None
Director                                                prior thereto, Partner, Boyd
                                                        and Clague, bookkeeping
                                                        services.

Carolyn P. O'Malley, 55                   1996          Executive Director, Dorrance    Three               None
Director, America-Pacific Rim,                          Family Foundation since 2001;
Focus and Small & Mid-Cap                               prior thereto, Executive
Growth Funds only                                       Director, Desert Botanical
                                                        Garden.


--------------------

1        Director of each Fund unless otherwise noted.

2        Messrs. L. Roy Papp, Harry A. Papp, Robert L. Mueller and Ms. Julie A.
         Hein and Ms. Rosellen C. Papp are "interested persons" of the Funds, as defined in the Investment Company Act of 1940, because they are Partners of the Adviser.

3 Harry A. Papp is the son of L. Roy Papp and Rosellen C. Papp is the daughter-in-law of L. Roy Papp.

                                                                                         NUMBER OF
   NAME, POSITION(S) AND       DATE FIRST ELECTED OR     PRINCIPAL OCCUPATION(S)    PORTFOLIOS IN FUND       OTHER
   AGE AT JANUARY 1, 2003       APPOINTED TO OFFICE       DURING PAST FIVE YEARS     COMPLEX OVERSEEN    DIRECTORSHIPS
   ----------------------       -------------------       ----------------------     -----------------   -------------

OFFICERS OF THE FUNDS:

Victoria S. Cavallero, 45                 1990          Partner, L. Roy Papp &          Five                NA
Vice President                                          Associates, LLP.

Jeffrey N. Edwards, 44                    1990          Partner, L. Roy Papp &          Five                NA
Vice President                                          Associates, LLP.

Jane E. Couperus, 33                      2001          Partner, L. Roy Papp &          Five                NA
Vice President                                          Associates, LLP since 2001;
                                                        prior thereto, Associate, L.
                                                        Roy Papp & Associates, LLP
                                                        and its predecessor since
                                                        1997.

John L. Stull, 38                         2001          Partner, L. Roy Papp &          Five                NA
Vice President                                          Associates, LLP since 2001;
                                                        prior thereto, Associate, L.
                                                        Roy Papp & Associates, LLP
                                                        since 1997 and Financial
                                                        Analyst, Finova Capital Group.

Russell A. Biehl, 39                      2001          Partner, L. Roy Papp &          Five                NA
Vice President                                          Associates, LLP since 2001;
                                                        prior thereto, Associate, L.
                                                        Roy Papp & Associates, LLP
                                                        since 1998 and Portfolio
                                                        Manager, Harris Trust Bank.

Timothy K. Hardaway, 38                   2003          Partner, L. Roy Papp &          Five                NA
Vice President                                          Associates, LLP since March
                                                        2003; prior thereto,
                                                        Associate, L. Roy Papp &
                                                        Associates, LLP since
                                                        2000 and graduate
                                                        assistant at Arizona
                                                        State University.

         The address of Messrs. L. Roy Papp, Harry A. Papp, Robert L. Mueller, Ms. Julie A. Hein and Ms. Rosellen C. Papp and each of the officers, is 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016; the address of Mr. Ballinger is 322 W. Holly Street, Phoenix, Arizona 85003; the address of Mrs. Clague is 326 East Kaler Drive, Phoenix, Arizona 85020; and the address of Mrs. O'Malley is 4438 E. Camelback Road #155, Phoenix, Arizona 85018.

         As of April 1, 2003, the directors and officers of the Funds beneficially owned, in the aggregate, the following percentages of the outstanding shares of the Funds:

-------------------------------------------------------------------
                   FUND                         SHARES (%)
-------------------------------------------------------------------
Stock Fund                                          3.1%
-------------------------------------------------------------------
America-Abroad Fund                                 1.1%
-------------------------------------------------------------------
America-Pacific Rim Fund                            7.0%
-------------------------------------------------------------------
Focus Fund                                         25.8%
-------------------------------------------------------------------
Small & Mid-Cap Growth Fund                         5.4%
-------------------------------------------------------------------

         The following table illustrates the dollar range of any equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by the directors of the Funds. The dollar range for the securities represented in the table was determined using the net asset value of a share of the Funds, as of the close of business on April 15, 2003.

                        DOLLAR RANGE OF EQUITY SECURITIES
                         BENEFICIALLY OWNED AT 12/31/02

                                               PAPP         PAPP AMERICA-                      PAPP SMALL &       AGGREGATE
                          PAPP STOCK         AMERICA-        PACIFIC RIM       PAPP FOCUS         MID-CAP         FOR FUND
NAME OF DIRECTOR             FUND           ABROAD FUND         FUND              FUND          GROWTH FUND        COMPLEX
----------------------------------------------------------------------------------------------------------------------------
L. Roy Papp1              $over 100,000   $over 100,000     $over 100,000     $over 100,000    $over 100,000   $over 100,000
Harry A. Papp1             over 100,000    over 100,000      over 100,000     10,001-50,000     over 100,000    over 100,000
Robert L. Mueller1         over 100,000   10,001-50,000     10,001-50,000     10,001-50,000    10,001-50,000    over 100,000
Rosellen C. Papp1          over 100,000    over 100,000      over 100,000     10,001-50,000     over 100,000    over 100,000
Julie A. Hein1            10,001-50,000   10,001-50,000          1-10,000          1-10,000    10,001-50,000  50,001-100,000
James K. Ballinger        10,001-50,000   10,001-50,000     10,001-50,000          1-10,000         1-10,000  50,001-100,000
Amy S. Clague            50,001-100,000   10,001-50,000     10,001-50,000              None         1-10,000    over 100,000
Carolyn P. O'Malley                None            None          1-10,000              None             None        1-10,000

------------------
1  Indicates an "interested person" of the Funds, as defined in the 1940 Act.

         No director who is not an interested person of the Funds owns beneficially or of record, any security of the Adviser, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser.

         L. Roy Papp, Harry A. Papp, and Robert L. Mueller are the members of the Executive Committee for each of the Funds, which has authority during intervals between meetings of the Boards of Directors to exercise the powers of the Board, with certain exceptions. The Executive Committees met once during the 2002 fiscal year. All of the directors and the officers, except Mr. Ballinger, Mrs. Clague, and Mrs. O'Malley, are partners of L. Roy Papp & Associates, LLP, the Funds' Adviser, and serve without any compensation from the Funds.

         James K. Ballinger and Amy S. Clague are the members of the Audit Committee for each of the Funds and Carolyn P. O'Malley is a member of the Audit Committee for each of America-Pacific Rim, Focus and Small & Mid-Cap Growth Funds. The Audit Committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors' performance, reviews the results of each Fund's audit and responds to other matters deemed appropriate by the Boards of Directors. The Audit Committee was created in March 2003 and, thus, did not have any meetings in 2002.

         The following table sets forth the compensation the Funds paid to Mr. Ballinger, Mrs. Clague, and Mrs. O'Malley during the fiscal year ended December 31, 2002. None of the Papp Funds has any pension or retirement plans.

                                                                                    PAPP SMALL        TOTAL
                        PAPP       PAPP AMERICA-    PAPP AMERICA-       PAPP        & MID-CAP     COMPENSATION
           NAME      STOCK FUND     ABROAD FUND   PACIFIC RIM FUND   FOCUS FUND    GROWTH FUND      ALL FUNDS

James K. Ballinger     $3,200         $3,800           $1,800           $400         $1,000          $10,200

Amy S. Clague          $3,200         $3,800           $1,800           $400         $1,000          $10,200

Carolyn P. O'Malley      --             --             $1,800           $400         $1,000           $3,200

Code of Ethics
--------------

         The 1940 Act and rules thereunder require that the Funds and the Adviser establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Funds might take advantage of that knowledge for their own benefit. The Funds and the Adviser have adopted a Code of Ethics to meet those concerns and legal requirements. Although the Code does not prohibit employees who have knowledge of the investments and investment intentions of the Funds from engaging in personal securities investing, it does regulate such personal securities investing by these employees as a part of the effort by the Funds and the Adviser to detect and prevent conflicts of interest.

Principal Shareholders
----------------------

         The only persons known to own of record or "beneficially" (within the meaning of that term as defined in rule 13d-3 under the Securities Exchange Act of 1934) 5% or more of the outstanding shares of a Fund as of April 1, 2003 were:

                        NAME AND ADDRESS                          PERCENTAGE
                        ----------------                          ----------

    STOCK FUND

         Charles Schwab & Co., Inc.*                                   26.1%
         101 Montgomery Street
         San Francisco, CA 94104

    AMERICA-ABROAD FUND

         Charles Schwab & Co., Inc.*                                   48.0%
         101 Montgomery Street
         San Francisco, CA 94104
         National Financial Services*                                  10.2%
         1 World Financial Center, 200 Liberty Street
         New York, NY 10281

                        NAME AND ADDRESS                          PERCENTAGE
                        ----------------                          ----------

    AMERICA-PACIFIC RIM FUND

         Charles Schwab & Co., Inc.*                                   26.8%
         101 Montgomery Street
         San Francisco, CA 94104
         NA Bank & Co*                                                  5.8%
         P. O. Box 2180
         Tulsa, OK  74101-2180
                                                                        5.4%

         Marco Capital Group
         2009 Independence Drive
         Sherman, TX  75091

    FOCUS FUND

         L. Roy Papp                                                   20.3%
         6225 North 24th Street
         Phoenix, AZ 85016
         Frank & Nancy Russell                                          9.3%
         5104 N. 32nd Street, #349
         Phoenix, AZ  85018
                                                                        5.2%

         AG Edwards & Sons Inc. C/F
         William T. Birmingham, IRA Rollover
         P.O. Box 11233
         St. Louis, MO  63105

    SMALL & MID CAP GROWTH FUND

         Marco Capital Group                                             6.3%
         2009 Independence Drive
         Sherman, TX 75091
         National Financial Services*                                  18.7%
         1 World Financial Center, 200 Liberty Street
         New York, NY  10281                                           34.5%
         Charles Schwab & Co., Inc.*
         101 Montgomery Street
         San Francisco, CA 94104


--------------------
*As nominee for its customers.

Portfolio Transactions and Brokerage
------------------------------------

         The Adviser places portfolio transactions of the Funds with those securities brokers and dealers that it believes will provide the best value in transaction and research services for the Funds, either in a particular transaction or over a period of time. Although most transactions involve only brokerage services, a very few involve research services as well.

         In valuing brokerage services, the Adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission considered alone) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

         In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the investment Adviser in managing the Funds' investment portfolios. The information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the Board of Directors of each Fund that other clients of the Adviser might also benefit from the information obtained for that Fund, in the same manner that the Fund might also benefit from information obtained by the Adviser in performing services to others.

         The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by each Fund's Board of Directors.

         In certain cases, the Adviser may obtain products or services from a broker that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, the Adviser makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Adviser personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser through brokerage commissions generated by client transactions. The Adviser pays the provider in cash for the non-research portion of its use of these products or services.

         Transactions of the Funds in the over-the-counter market are executed with primary market makers acting as principal except where the Adviser believes that better prices and execution may be obtained otherwise.

         Although investment decisions for the Funds are made independently from those for other investment advisory clients of L. Roy Papp & Associates, LLP, it may develop that the same investment decision is made for both a Fund and one or more other advisory clients. If both a Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.

         During fiscal years 2002, 2001 and 2000, the Funds paid the following commissions to brokers.

FUND                           BROKERAGE COMMISSIONS PAID DURING YEAR ENDED DECEMBER 31
----                           --------------------------------------------------------
                                   2002                2001                  2000
                                   ----                ----                  ----
Stock Fund                        $5,132              $9,455                $9,997
America-Abroad Fund*              20,361              30,519                46,315
America-Pacific Rim Fund           2,061               2,035                 4,888
Focus Fund                           755               1,902                 2,167
Small & Mid-Cap Growth Fund        6,856               5,171                 4,380

* The America-Abroad Fund has made most of its trades because of redemptions. The decrease in brokerage commissions paid can be attributed to a decrease in net redemptions, which decreased from 55,000,000 in 2000 to 44,000,000 in 2001 to 19,000,000 in 2002.

Performance Information
-----------------------

         From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

         Average Annual Total Return is computed as follows:

                  ERV = P(l+T)n

         Where:   P =     a hypothetical initial investment of $1,000
                  T =     average annual total return
                  n =     number of years from initial investment to the end of
                          the period
                  ERV =   ending redeemable value of a hypothetical $1,000
                          investment made at the beginning of the period at the end of the period (or fractional portion thereof).

         The Funds may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Funds. The Funds' total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Funds for a specified period of time. The Funds' total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

         Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. Average Annual Total Return (After Taxes on Distributions) is computed as follows:

                  ATVD = P(l+T)n

         Where:   P =     a hypothetical initial investment of $1,000
                  T =     average annual total return (after taxes on
                          distributions)
                  n =     number of years
                  ATVD =  ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

                  Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                          ATVDR = P(l+T)n

         Where:   P =     a hypothetical initial investment of $1,000
                  T =     average annual total return (after taxes on
                          distributions and redemption)
                  n =     number of years
                  ATVDR = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions and redemption.

         For example, total return and average annual total return for the following periods ended December 31, 2002 of an investment of $1,000 in each of the Funds were:

                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                              TOTAL                TOTAL
                                                                           RETURN (%)           RETURN (%)
Stock Fund
Return before taxes
     1 Year.............................................................     (23.98)%             (23.98)%
     5 Years............................................................      (8.92)%              (1.85)%
     10 Years...........................................................      96.70%                6.99%
     Life of the Fund (November 29, 1989)...............................     218.86%                9.26%
Return after taxes on distributions
     1 Year.............................................................     (23.98)%             (23.98)%
     5 Years............................................................     (11.19)%              (2.35)%
     10 Years...........................................................      87.22%                6.47%
     Life of the Fund (November 29, 1989)...............................     196.62%                8.66%
Return after taxes on distributions and sale of Fund shares
     1 Year.............................................................     (14.48)%             (14.48)%
     5 Years............................................................      (6.17)%              (1.27)%
     10 Years...........................................................      77.30%                5.89%
     Life of the Fund (November 29, 1989)................................    170.72%                7.91%
                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                              TOTAL                TOTAL
                                                                           RETURN (%)           RETURN (%)
America-Abroad Fund
Return before taxes
     1 Year.............................................................     (25.02)%             (25.02)%
     5 Years............................................................     (18.67)%              (4.05)%
     10 Years...........................................................      99.21%                7.13%
     Life of the Fund (December 6, 1991)................................     135.26%                8.03%
Return after taxes on distributions
     1 Year.............................................................     (25.02)%             (25.02)%
     5 Years............................................................     (22.24)%              (4.91)%
     10 Years...........................................................      85.08%                6.35%
     Life of the Fund (December 6, 1991)................................     117.79%                7.29%
Return after taxes on distributions and sale of Fund shares
     1 Year.............................................................     (15.11)%             (15.11)%
     5 Years............................................................     (12.87)%              (2.72)%
     10 Years...........................................................      81.78%                6.16%
     Life of the Fund (December 6, 1991).................................    110.63%                6.96%


                                       16

                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                              TOTAL                TOTAL
                                                                           RETURN (%)           RETURN (%)
Pacific-Rim Fund
Return before taxes
     1 Year.............................................................     (20.18)%             (20.18)%
     5 Years............................................................      11.35%                2.18%
     Life of the Fund (March 14, 1997)..................................      34.86%                5.30%
Return after taxes on distributions
     1 Year.............................................................     (20.18)%             (20.18)%
     5 Years............................................................       9.54%                1.84%
     Life of the Fund (March 14, 1997)..................................      32.64%                4.99%
Return after taxes on distributions and sale of Fund shares
     1 Year.............................................................     (12.19)%             (12.19)%
     5 Years............................................................      10.09%                1.94%
     Life of the Fund (March 14, 1997)...................................     29.09%                4.51%
                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                              TOTAL                TOTAL
                                                                           RETURN (%)           RETURN (%)
Focus Fund
Return before taxes
     1 Year.............................................................     (23.03)%             (23.03)%
     Life of the Fund (March 2, 1998)...................................     (14.86)%              (3.31)%
Return after taxes on distributions
     1 Year.............................................................     (23.03)%             (23.03)%
     Life of the Fund (March 2, 1998)...................................     (16.02)%              (3.55)%
Return after taxes on distributions and sale of Fund shares
     1 Year.............................................................     (13.91)%             (13.91)%
     Life of the Fund (March 2, 1998)....................................    (11.36)%              (2.47)%
                                                                           CUMULATIVE         AVERAGE ANNUAL
                                                                              TOTAL                TOTAL
                                                                           RETURN (%)           RETURN (%)
Small & Mid-Cap Growth Fund
Return before taxes
     1 Year.............................................................     (18.30)%             (18.30)%
     Life of the Fund (December 15, 1998)...............................      32.44%                7.21%
Return after taxes on distributions
     1 Year.............................................................     (18.30)%             (18.30)%
     Life of the Fund (December 15, 1998)...............................      31.31%                6.97%
Return after taxes on distributions and sale of Fund shares
     1 Year.............................................................     (11.05)%             (11.05)%
     Life of the Fund (December 15, 1998)                                     26.16%                5.92%

         Total return and average annual total return figures assume reinvestment of all dividends and distributions. Income taxes are not taken into account. The Funds impose no sales charge and pay no distribution expenses. The Funds' performance figures are not a guarantee of future results. The Funds' performance is a result of conditions in the securities markets, portfolio management, and operating expenses. Although total return information is useful in reviewing the Funds' performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Funds' returns may vary greatly over short periods of time and may be materially different by the time you receive this Statement of Additional Information.

         In advertising and sales literature, the Funds' performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Funds might use comparative performance as computed in a ranking determined by Lipper, Inc., Morningstar, Inc., or that of another service.

         The Funds may also note or provide reprints of articles or charts containing their mention including performance or other comparative rankings in newspapers, magazines, or other media from time to time. When a newspaper, magazine, or other publication mentions the Funds or L. Roy Papp & Associates, LLP, such mention may include: (i) listings of some or all of a Fund's holdings;
(ii) descriptions of characteristics of some or all of the securities held by a Fund; and (iii) descriptions of the economic and market outlook generally and for the Funds, in the view of the Funds, the Funds' portfolio managers or L. Roy Papp & Associates, LLP.

Purchasing and Redeeming Shares
-------------------------------

         Purchases and redemptions are discussed in the Funds' prospectus under the headings "Purchasing Shares" and "Redeeming Shares." All of that information is incorporated herein by reference.

         Each Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading, which regularly is every day except Saturday and Sunday. However, the Exchange is also closed on New Year's Day, Martin Luther King, Jr. Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and if one of those holidays should fall on a Saturday or a Sunday, on the preceding Friday or the following Monday, respectively. Net asset value will not be computed on the days of observance of those holidays, unless, in the judgment of the Board of Directors, it should be determined on any such day, in which case the determination will be made as of 1:00 p.m., Phoenix time. The net asset value per share of each Fund is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Fund outstanding.

         Each Fund has elected to be governed by rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

         Redemptions will be made at net asset value. See "Determination of Net Asset Value" in the prospectus.

         Anti-Money Laundering Compliance. The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Additional Tax Information
--------------------------

         The Bush Administration has announced a proposal to reduce or eliminate the tax on dividend income; however, many of the details of the proposal (including whether or how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion below.

         Each Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. If a Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay tax on any income and recognized capital gains, reducing the amount of income and recognized capital gains that would otherwise be available for distribution to shareholders of that Fund.

         A Fund may elect to pass through to its shareholders their proportionate share of income, war profits, and excess profits taxes that it pays to foreign countries and United States possessions with respect to stock or securities in foreign corporations, provided more than 50% of the total assets of such Fund consists of such stock or securities and the Fund meets the distributions requirements applicable to regulated investment companies. However, no Fund expects its holdings in foreign stock or securities to comprise more than 50% of its total assets. Accordingly, a Fund that pays foreign taxes will likely deduct any such taxes, rather than passing such taxes through to shareholders to be claimed as deductions or credits on the latters' returns.

         For more information on taxation, see "Federal Income Tax" in the prospectus.

Custodian
---------
         Compass Bank, 7335 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, is the custodian for the Funds. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Funds. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

Transfer Agent
--------------
         L. Roy Papp & Associates, LLP, the investment adviser to the Funds, also acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with the Funds. Under the agreement,
L. Roy Papp & Associates, LLP is responsible for administering and performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions, for performing shareholder account administration agent functions in connection with the issuance, transfer and redemption of the Funds' shares, and maintaining necessary records in accordance with applicable laws, rules and regulations.

         For its services, L. Roy Papp & Associates, LLP receives from the Funds a monthly fee of $.75 for each Fund shareholder account, $.50 for each dividend paid on a shareholder account, and $1.00 for each purchase (other than by reinvestment, transfer or redemption) of Fund shares. The Board of Directors of each Fund has determined the charges by L. Roy Papp & Associates, LLP to the Funds are comparable to the charges of others performing similar services.

Independent Auditors
--------------------

         Deloitte & Touche LLP, 2901 N. Central Ave., Suite 1200, Phoenix, Arizona 85012-2799, are the independent auditors for the Funds. In this capacity, Deloitte & Touche LLP audits the Funds' annual financial statements, and performs other professional accounting, auditing, tax, and advisory services when engaged to do so by the Funds.

Financial Statements
--------------------

The financial statements for the Funds for the fiscal year ended December 31, 2002 have been audited by Deloitte & Touche LLP, independent auditors, as indicated in their reports with respect thereto, and are incorporated herein by reference from the Funds' annual reports to shareholders.